Note 15 - Finance Income and Finance Cost (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of the components of finance income (cost) [text block]
	2024	2023	2022
Finance income received - Bank	26	39	17

Unwinding of rehabilitation provision - Blanket (note 29)	197	109	132
Finance cost - Leases (note 19)	10	22	31
Zimbabwe Electricity Supply Authority interest	–	68	–
Finance cost – Overdrafts	1,811	1,657	192
Finance cost - Motapa loan notes payable	–	619	302
Finance cost - Solar loan notes payable (note 31)	846	549	–
Finance cost – Loans and borrowings (note 30)	293	–	–
Total finance cost	3,157	3,024	657
Finance cost paid	2024	2023	2022
Finance cost	3,157	3,024	657
Non cash - loan note interest (note 31)	(86)	(363)	(302)
Non cash - Unwinding of rehabilitation provision (note 29)	(197)	(109)	(132)
Non cash - Trade payables	–	(68)	–
Non cash - Finance cost on leases (note 19)	(10)	(22)	(31)
	2,864	2,462	192